ORGANIZATION AND DESCRIPTION OF THE BUSINESS (Details Narrative) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Feb. 10, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, shares authorized	700,000,000	700,000,000			700,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001			$ 0.001
Common stock to be issued				569,889,500
Number of shares issued				644,889,500
Number of shares outstanding				644,889,500
Share authorized for capital stock				20,000,000
Common Stock [Member]
Common stock, shares authorized	20,000,000	20,000,000			20,000,000
Number of shares outstanding	644,889,500	75,000,000	75,000,000		23,889,500	23,889,500
Spray [Member]
Ownership interest				100.00%
Common stock at Closing				51,110,500
Common stock to be issued				569,889,500
Increase in common stock shares authorized				20,000,000
Spray [Member] | Common Stock [Member]
Common stock to be issued				593,779,000
Michael Lazar [Member]
Ownership interest		87.90%
Common stock to be issued		11,000,000
Increase in common stock shares authorized		21,000,000
Number of shares issued		10,000,000
Number of shares outstanding		23,889,500
Soul Biotechnology Corporation [Member]
Common stock, shares authorized	75,000,000